Subsequent Events (Details) - USD ($)			1 Months Ended	2 Months Ended	4 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Mar. 26, 2020	Feb. 12, 2020	Feb. 27, 2020	Mar. 31, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 29, 2020	Apr. 04, 2018
Subsequent Event [Line Items]
Aggregate gross proceeds from closing of offering		$ 1,800,000
Options granted								209,908	46,005
Options granted (in shares)								$ 3.14	$ 4.34
Term of stock options								10 years
Commitment to acquire equipment and services from vendors				$ 4,900,000
Equipment purchased				3,600,000
Unfunded commitment				$ 1,300,000
The 2020 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares authorized by 2020 plan (in shares)				5,050,000
Private Placement
Subsequent Event [Line Items]
Placement agent fees and closing expenses			$ 1,800,000
Tranche A Loan
Subsequent Event [Line Items]
Long-term loan facility											$ 5,000,000
Subsequent Event
Subsequent Event [Line Items]
Options granted (in shares)	$ 4.00
Term of stock options	10 years
Commitment to acquire equipment and services from vendors				$ 4,900,000
Equipment purchased				3,600,000
Unfunded commitment				$ 1,300,000
Subsequent Event | The 2020 Equity Incentive Plan
Subsequent Event [Line Items]
Number of shares authorized by 2020 plan (in shares)										5,050,000
Options granted	1,052,017
Subsequent Event | Private Placement | Common Stock
Subsequent Event [Line Items]
Number of shares sold in private placement offering (in shares)		5,365,000	15,000
Sale Of Stock, Shares Authorized To Be Sold		12,500,000
Price per share (in dollars per share)		$ 4.00
Aggregate gross proceeds from closing of offering		$ 21,500,000
Subsequent Event | Private Placement | Common Stock | Other Assets
Subsequent Event [Line Items]
Aggregate gross proceeds from closing of offering		$ 177,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
Expected exercise price under certain conditions							$ 1
Minimum number of days before closing							60 days
Estimated time of regulatory approval, minimum							6 months
Estimated time of regulatory approval, maximum							12 months
Letter of intent to provide funding					$ 4,000,000.0	$ 1,000,000.0
Cost reimbursable sub award						$ 646,000
Subsequent Event | Forecast | Fujitsu Semiconductor Limited
Subsequent Event [Line Items]
Purchase of additional interest						51.00%	51.00%